RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Companies) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Balances And Transactions
Interest income received from Feishang Enterprise(a)	$ 534	¥ 3,396	¥ 6,792	¥ 6,792
CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”)(b)	211	1,343	1,368	1,506
Feishang Management's share of office rental to Feishang Enterprise(a)	26	166	166	166
Shenzhen New PST’s share of office rental to Feishang Enterprise(a)	$ 14	¥ 90	¥ 90	¥ 90